Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges	Charges
		to	to
	Beginning	Costs and	other		End of
	of year	Expenses	accounts	Deductions	Year

Allowance for doubtful accounts (1):
Year ended December 31, 2018	$103	303	(166)	-	$240
Year ended December 31, 2019	$240	261	(83)	-	$418
Year ended December 31, 2020	$418	710	(438)	-	$690

Allowance for net deferred tax assets:
Year ended December 31, 2018	$15,901	-	2,577	-	$18,478
Year ended December 31, 2019	$18,478	-	2,568	-	$21,046
Year ended December 31, 2020	$21,046	-	-	(3,601)	$17,445

(1) Write-off net of recoveries for the allowance for doubtful accounts.